Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets

Significant components of the Company’s net deferred income tax assets consist of the following (in thousands):

	December 31,
	2014	2015

Current
Deferred tax asset (liability)
Non-deductible accrued expenses	$20	$230
Deferred rent	4	3
Valuation allowance	(24)	(233)

Net current deferred tax asset	$—	$—

Non-current
Deferred tax asset (liability)
Stock compensation expense	$70	$88
Net operating loss carryforwards	7,891	14,169
Depreciation differences	(31)	(28)
Federal tax credits	447	850
State tax credits	196	262
Deferred revenue	—	77
Deferred rent	4	1
Charitable contributions	3	3
Valuation allowance	(8,580)	(15,422)

Net non-current deferred tax asset	$—	$—

Schedule of Statutory and Effective Income Tax Rate Reconciliation

A reconciliation of the statutory tax rates and the effective tax rates is as follows:

	Year Ended December 31,
	2014	2015
U.S. federal tax rate	34.00%	34.00%
State tax rate	4.41	4.54
Permanent difference and other	(1.15)	(1.26)
Tax credit	4.54	2.66
Valuation allowance	(41.79)	(39.94)

	0.00%	0.00%